NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2018
Statements Line Items
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1.NATURE OF OPERATIONS AND GOING CONCERN

Kelso Technologies Inc. (the "Company") was incorporated under the laws of British Columbia on March 16, 1987. The Company designs, engineers, markets, produces and distributes various proprietary products for the rail sector designed to reduce the risk of environmental harm due to non-accidental events in the transportation of hazardous commodities via railroad tank cars. In addition, the Company is an engineering development company specializing in active suspension control systems for no road vehicles. The Company trades on the Toronto Stock Exchange ("TSX") under the symbol "KLS", and the NYSE ("NYSE") under the trading symbol "KIQ". The Company listed on the TSX on May 22, 2014 and on  the NYSE  on October 14, 2014. The Company's head office is located at 13966 18B Avenue, South Surrey, British Columbia, V4A 8J1.

The Company's consolidated financial statements have been prepared on a going concern basis, which presumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

Several conditions may cast substantial doubt on the validity of this assumption. The Company has an accumulated deficit of $19,093,619 at December 31, 2018 (2017 - $19,288,072) and has limited resources. The Company has significant cash requirements to meet its production costs, administrative overhead and research and development of its new products. Its continuing operations are therefore dependent upon its ability to either secure additional equity capital, as required, or generate positive cash inflows from operations in the future. Management is assessing its future capital needs and may consider access to new equity capital to ensure that the Company has adequate financial resources.

These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the recognition of liabilities that might be necessary should the Company be unable to secure additional equity capital or generate cash flow from operations in the future. Such adjustments could be material.